Significant Accounting Policies - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pesos [Member]
Disclosure of foreign exchange rates [line items]
Closing	19.89	18.9200	19.6500
Average	21.5766	19.3500	19.2583
Euro [member]
Disclosure of foreign exchange rates [line items]
Closing	0.8183	0.8917	0.8727
Average	0.8736	0.8941	0.8483
Pounds [member]
Disclosure of foreign exchange rates [line items]
Closing	0.7313	0.7550	0.7843
Average	0.7758	0.7831	0.7521
Colombian Peso [member]
Disclosure of foreign exchange rates [line items]
Closing	3,433	3,277	3,250
Average	3,730	3,300	2,972
Philippine pesos [member]
Disclosure of foreign exchange rates [line items]
Closing	48.0230	50.6350	52.5800
Average	49.4944	51.5650	52.6925